Reserves for Losses (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cardmember Receivables And Related Reserves Evaluated Separately and Collectively For Impairment [Abstract]
Cardmember receivables evaluated separately for impairment	$ 174	$ 114	$ 94
Reserves on cardmember receivables evaluated separately for impairment	118	63	64
Cardmember receivables evaluated collectively for impairment	40,716	37,152	33,649
Reserves on cardmember receivables evaluated collectively for impairment	$ 320	$ 323	$ 482